OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Other [Abstract]
Summary of Brookfield Renewables other
Brookfield Renewable’s Other for the year ended December 31 is comprised of the following:

(MILLIONS)	2019	2018	2017
Transaction costs	$(1)	$(2)	$(9)
Change in fair value of property, plant and equipment	(21)	(44)	(33)
Other	(69)	(36)	27
	$(91)	$(82)	$(15)